Intangible Assets Other than Goodwill, Net - Summary of Reconciliations of the Carrying Amounts of Intangible Assets (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 18,607,973	$ 19,266,874	$ 20,905,426
Increases other than those from business combinations	11,233,797	2,475,471	3,111,325
Increase (decrease) from net foreign exchange differences, net	(143)	(114)	2,897
Intangible Assets, Amortization and Impairment	(6,257,366)	(3,134,258)	(2,202,848)
Disposals and withdrawals from service	(509,981)		(2,549,926)
Disposals	(509,981)		(2,549,926)
Increases (decreases)	836,351
Argentine companies hyperinflation	346
Total changes in identifiable intangible assets	5,303,004	(658,901)	(1,638,552)
Ending balance	23,910,977	18,607,973	19,266,874
Easements and Water Rights [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	6,338,591	6,043,003	8,052,525
Increases other than those from business combinations	2,721	295,588	540,052
Increases (decreases) from transfers and other changes			352
Increases (decreases) from transfers			352
Disposals and withdrawals from service	(509,981)		(2,549,926)
Disposals	(509,981)		(2,549,926)
Increases (decreases)	(166,710)
Total changes in identifiable intangible assets	(673,970)	295,588	(2,009,522)
Ending balance	5,664,621	6,338,591	6,043,003
Computer Software [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	9,242,490	10,189,162	12,373,049
Increases other than those from business combinations	11,231,076	2,179,883
Increase (decrease) from net foreign exchange differences, net	(143)
Intangible Assets, Amortization and Impairment	(6,255,236)	(3,126,555)	(2,183,887)
Increases (decreases) from transfers and other changes	2,571,157
Increases (decreases) from transfers	2,571,157
Increases (decreases)	1,003,061
Total changes in identifiable intangible assets	8,549,915	(946,672)	(2,183,887)
Ending balance	17,792,405	9,242,490	10,189,162
Other Identifiable Intangible Assets [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	3,026,892	3,034,709	479,852
Increases other than those from business combinations			2,571,273
Increase (decrease) from net foreign exchange differences, net		(114)	2,897
Intangible Assets, Amortization and Impairment	(2,130)	(7,703)	(18,961)
Increases (decreases) from transfers and other changes	(2,571,157)		(352)
Increases (decreases) from transfers	(2,571,157)		(352)
Argentine companies hyperinflation	346
Total changes in identifiable intangible assets	(2,572,941)	(7,817)	2,554,857
Ending balance	$ 453,951	$ 3,026,892	$ 3,034,709